SCHEDULE OF OTHER GAINS / (LOSSES) (Details) (Parenthetical)	Aug. 31, 2018 AUD ($)
Swisstec [Member]
IfrsStatementLineItems [Line Items]
Investments in joint ventures accounted for using equity method	$ 250,000